PHOENIX ADVISER TRUST
     Supplement dated January 11, 2006 to the Prospectus dated June 20, 2005

                         PHOENIX CA TAX-EXEMPT BOND FUND
    Supplement dated January 11, 2006 to the Prospectus dated August 28, 2005

                           THE PHOENIX-ENGEMANN FUNDS
     Supplement dated January 11, 2006 to the Prospectus dated May 1, 2005, as supplemented June 17, 2005 and October 31, 2005

                           PHOENIX EQUITY SERIES FUND
   Supplement dated January 11, 2006 to the Prospectus dated December 31, 2005

                              PHOENIX EQUITY TRUST
   Supplement dated January 11, 2006 to the Prospectus dated October 31, 2005

                         PHOENIX INVESTMENT SERIES FUND
    Supplement dated January 11, 2006 to the Prospectus dated August 28, 2005

                           PHOENIX INVESTMENT TRUST 97
   Supplement dated January 11, 2006 to the Prospectus dated December 31, 2005

                               PHOENIX-KAYNE FUNDS
     Supplement dated January 11, 2006 to the Prospectus dated May 1, 2005, as supplemented June 17, 2005 and October 20, 2005

                          PHOENIX MULTI-PORTFOLIO FUND
    Supplement dated January 11, 2006 to the Prospectus dated March 29, 2005, as supplemented May 17, 2005, June 17, 2005, July 1, 2005, October 7, 2005,
                     November 3, 2005 and December 1, 2005

                                PHOENIX PHOLIOS(SM)
  Supplement dated January 11, 2006 to the Prospectus dated November 30, 2005, as supplemented January 6, 2006

                              PHOENIX-SENECA FUNDS
  Supplement dated January 11, 2006 to the Prospectus dated January 28, 2005, as supplemented June 17, 2005, August 8, 2005, November 16, 2005
                              and January 6, 2006

                               PHOENIX SERIES FUND
   Supplement dated January 11, 2006 to the Prospectus dated April 19, 2005, as supplemented April 27, 2005, June 17, 2005, October 31, 2005 and November 1, 2005

                      PHOENIX STRATEGIC EQUITY SERIES FUND
    Supplement dated January 11, 2006 to the Prospectus dated July 29, 2005, as supplemented January 6, 2006

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED DECEMBER 15, 2005 TO EACH OF THE ABOVE-REFERENCED PROSPECTUSES, WHICH SUPPLEMENT CONTAINED SIMILAR DISCLOSURE. THIS REVISED VERSION CORRECTS A DISCLOSURE ERROR APPEARING IN THE EARLIER SUPPLEMENT.

IMPORTANT NOTICE TO INVESTORS

Beginning January 11, 2006, the Phoenix Funds may assess a contingent deferred sales charge on any redemption of Class A Shares on which a finder's fee was paid to a broker at time of purchase if such redemption is made within one year of purchase. Accordingly, the current prospectus of each fund is amended as described below.

   1. The disclosure pertaining to Maximum Deferred Sales Charge (load) applicable to Class A Shares as described in the "Fund Fees and Expenses" tables for each of the funds is hereby amended by adding a footnote notation (*) as follows:

      *A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.

   2. Under "Class A Shares" in the section entitled "Sales Charges," the sentence that currently reads "Class A Shares are not subject to any charges by the fund when redeemed." is replaced with the following:
      "Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made."

                           PHOENIX MULTI-SERIES TRUST
     Supplement dated January 11, 2006 to the Prospectus dated July 29, 2005

IMPORTANT NOTICE TO INVESTORS

Beginning January 11, 2006, the Phoenix Funds may assess a contingent deferred sales charge on any redemption of Class A Shares of the Phoenix High Yield Securities Fund and Phoenix Multi-Sector Fixed Income Fund on which a finder's fee was paid to a broker at time of purchase if such redemption is made within one year of purchase. Accordingly, the current prospectus is amended as described below. This contingent deferred sales charge already applies and will continue to apply to Phoenix Multi-Sector Short Term Bond Fund, although the footnote disclosure for that fund is also amended as below.

   1. The disclosure pertaining to Maximum Deferred Sales Charge (load) applicable to Class A Shares as described in the "Fund Fees and Expenses" tables for each of the funds is hereby amended by adding a footnote notation (*) as follows:

      *A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.

   2. On page 29 in the section entitled "Sales Charges," the fourth sentence under "Class A Shares" is replaced in its entirety with the following:
      "Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made."

PHOENIX HIGH YIELD SECURITIES FUND ONLY

On page 40 in the section entitled "Tax Status of Distributions," the information in the table for the Phoenix High Yield Fund is hereby corrected to state that dividends are declared and paid monthly.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

PXP 4387/Class A CDSC REVISED (1/06)

                              PHOENIX ADVISER TRUST
  Supplement dated January 11, 2006 to the Statement of Additional Information
              dated June 20, 2005, as supplemented August 23, 2005

                         PHOENIX CA TAX-EXEMPT BOND FUND
  Supplement dated January 11, 2006 to the Statement of Additional Information
                             dated August 28, 2005

                           THE PHOENIX-ENGEMANN FUNDS
  Supplement dated January 11, 2006 to the Statement of Additional Information dated May 1, 2005, as supplemented June 17, 2005 and August 23, 2005

                           PHOENIX EQUITY SERIES FUND
  Supplement dated January 11, 2006 to the Statement of Additional Information
                            dated December 31, 2005

                              PHOENIX EQUITY TRUST
  Supplement dated January 11, 2006 to the Statement of Additional Information
                             dated October 31, 2005

                         PHOENIX INVESTMENT SERIES FUND
  Supplement dated January 11, 2006 to the Statement of Additional Information
                             dated August 28, 2005

                           PHOENIX INVESTMENT TRUST 97
  Supplement dated January 11, 2006 to the Statement of Additional Information
                            dated December 31, 2005

                               PHOENIX-KAYNE FUNDS
  Supplement dated January 11, 2006 to the Statement of Additional Information
       dated May 1, 2005, as supplemented June 17, 2005, August 23, 2005 and October 20, 2005

                          PHOENIX MULTI-PORTFOLIO FUND
  Supplement dated January 11, 2006 to the Statement of Additional Information dated March 29, 2005, as supplemented April 1, 2005, May 17, 2005,
       June 17, 2005, July 1, 2005, August 23, 2005 and December 1, 2005

                                PHOENIX PHOLIOS(SM)
  Supplement dated January 11, 2006 to the Statement of Additional Information
                            dated November 30, 2005

                              PHOENIX-SENECA FUNDS
  Supplement dated January 11, 2006 to the Statement of Additional Information
     dated January 28, 2005, as supplemented April 1, 2005, June 17, 2005,
                      August 23, 2005 and November 16, 2005

                               PHOENIX SERIES FUND
  Supplement dated January 11, 2006 to the Statement of Additional Information
      dated April 19, 2005, as supplemented June 17, 2005, August 23, 2005 and November 1, 2005

                      PHOENIX STRATEGIC EQUITY SERIES FUND
  Supplement dated January 11, 2006 to the Statement of Additional Information
                              dated July 29, 2005

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED DECEMBER 15, 2005 TO EACH OF THE ABOVE-REFERENCED STATEMENTS OF ADDITIONAL INFORMATION, WHICH SUPPLEMENT CONTAINED SIMILAR DISCLOSURE. THIS REVISED VERSION CORRECTS A DISCLOSURE ERROR APPEARING IN THE EARLIER SUPPLEMENT.

IMPORTANT NOTICE TO INVESTORS

Beginning January 11, 2006, the Phoenix Funds may assess a contingent deferred sales charge on any redemption of Class A Shares on which a finder's fee was paid to a broker at time of purchase if such redemption is made within one year of purchase. Accordingly, certain SAI disclosure is hereby amended as described below.

1. Under "Class A Shares" in the section entitled "Alternative Purchase Arrangements," the following phrase is added to the end of the first sentence: ", except that a 1% deferred sales charge may apply to shares purchased on which a finder's fee has been paid if redeemed within one year of purchase. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charge may be waived under certain conditions as determined by the Distributor."

2. Under "Class A Shares--Reduced Initial Sales Charges" in the section entitled "Alternative Purchase Arrangements," the following statement is added at the end of the first paragraph: "Investors buying Class A Shares on which a finder's fee has been paid may incur a 1% deferred sales charge if they redeem their shares within one year of purchase. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charge may be waived under certain conditions as determined by the Distributor."

3. Under "Dealer Concessions" in the section entitled "The Distributor," the sentence that begins "If part or all of such investment as described in (b) and (c) above" is replaced in its entirety with the following: "For purchases prior to January 11, 2006, if part or all of such investment as described in (b) and (c) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. Beginning January 11, 2006, if part or all of such investment as described in (b) and (c) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year, a 1% CDSC may apply, except for redemptions of shares purchased on which a finder's fee has been paid where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of the investment that the dealer waives the finder's fee otherwise payable to the dealer, or agrees to receive such finder's fee ratably over a 12-month period. For purposes of determining the applicability of the CDSC, the one-year CDSC period begins on the last day of the month preceding the month in which the purchase was made."


                           PHOENIX MULTI-SERIES TRUST
  Supplement dated January 11, 2006 to the Statement of Additional Information
                              dated July 29, 2005

IMPORTANT NOTICE TO INVESTORS

Beginning January 11, 2006, the Phoenix Funds may assess a contingent deferred sales charge on any redemption of Class A Shares of the Phoenix High Yield Securities Fund and Phoenix Multi-Sector Fixed Income Fund on which a finder's fee was paid to a broker at time of purchase if such redemption is made within one year of purchase. (This contingent deferred sales charge already applies and will continue to apply to Phoenix Multi-Sector Short Term Bond Fund.) Accordingly, the current Statement of Additional Information is amended as described below.

1. On page 24 under "Class A Shares" in the section entitled "Alternative Purchase Arrangements," the fund name "Multi-Sector Short Term Bond Fund" is removed from the first sentence so that the first and second sentences apply to all three funds and read as follows: "Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a 1% deferred sales charge may apply to shares purchased on which a finder's fee has been paid if redeemed within one year of purchase. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charge may be waived under certain conditions as determined by the Distributor."

2. On page 25 under "Class A Shares--Reduced Initial Sales Charges" in the section entitled "Alternative Purchase Arrangements," the fund name "Short Term Bond Fund" is removed from the third sentence so that the third sentence applies to all three funds and reads as follows: "Investors buying Class A Shares on which a finder's fee has been paid may incur a 1% deferred sales charge if they redeem their shares within one year of purchase. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charge may be waived under certain conditions as determined by the Distributor."

3. Under "Dealer Concessions" in the section entitled "The Distributor," the sentence that begins "If part or all of such investment " is replaced in its entirety with the following: "For purchases prior to January 11, 2006, if part or all of such investment as described in (b) and (c) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. Beginning January 11, 2006, if part or all of such investment as described in (b) and (c) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year, a 1% CDSC may apply, except for redemptions of shares purchased on which a finder's fee has been paid where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of the investment that the dealer waives the finder's fee otherwise payable to the dealer, or agrees to receive such finder's fee ratably over a 12-month period. For purposes of determining the applicability of the CDSC, the one-year CDSC period begins on the last day of the month preceding the month in which the purchase was made."

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 4388/Class A CDSC-SAI-REVISED (1/06)